Segment information (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017
Time charter revenues		$ 37,301		$ 35,856		$ 107,695		$ 105,957
Other revenue		3		0		1,103		0
Accruals historical boil-off claim				0				0
Total revenues		37,304		35,856		108,798		105,957
Operating expenses		(7,896)		(7,976)		(23,999)		(25,003)
Construction contract expenses		0		0		0		(151)
Equity in earnings (losses) of joint ventures		4,551		(7,321)		19,031		(962)
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		(5,287)		(5,264)		(15,823)		(15,789)
Operating income (loss)		28,672		15,295		88,007		64,052
Gain (loss) on derivative instruments		516		571		1,692		1,481
Other financial income (expense), net		(7,256)		(8,274)		(22,163)		(25,743)
Income (loss) before tax		21,932		7,592		67,536		39,790
Income tax benefit (expense)		(2,050)		(2,185)		(6,025)		(5,982)
Net income (loss)		19,882		5,407		61,511		33,808
Preferred unitholders' interest in net income		3,288		0		8,951		0
Non-controlling interest in net income		0		2,899		0		8,455
Limited partners' interest in net income (loss)		16,594		2,508		52,560		25,353
Vessels, net of accumulated depreciation		663,462				663,462				$ 679,041
Net investment in direct financing lease		284,059				284,059				286,626
Goodwill		251				251				251
Advances to joint ventures		3,466				3,466				3,263
Total assets		1,035,416				1,035,416				1,058,959
Accumulated losses of joint ventures		(1,715)				(1,715)				(20,746)
Expenditures for vessels & equipment		161				161				287
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		2,828				2,828				3,485
Amortization of above market contract		916		915		2,716		2,716		3,631
Noncontrolling Interest [Member]
Amortization of above market contract										0
Majority held FSRUs [Member]
Time charter revenues		37,301		35,856		107,695		105,957
Other revenue	[1]	3				1,103	[2]
Accruals historical boil-off claim				0				0
Total revenues		37,304	[3]	35,856		108,798	[3]	105,957
Operating expenses		(6,512)		(6,672)		(19,428)		(20,627)
Construction contract expenses								(151)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				(5,354)				(15,772)
Segment EBITDA		30,792		23,830		89,370		69,407
Add: Non-controlling interest in Segment EBITDA				5,354				15,772
Depreciation and amortization		(5,287)		(5,264)		(15,823)		(15,789)
Operating income (loss)		25,505		23,920		73,547		69,390
Gain (loss) on derivative instruments		516		571		1,692		1,481
Other financial income (expense), net		(6,650)		(7,128)		(20,060)		(22,611)
Income (loss) before tax		19,371		17,363		55,179		48,260
Income tax benefit (expense)		(2,021)		(2,183)		(5,975)		(5,980)
Net income (loss)		17,350		15,180		49,204		42,280
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				2,899				8,455
Limited partners' interest in net income (loss)		17,350		12,281		49,204		33,825
Vessels, net of accumulated depreciation		663,462				663,462				679,041
Net investment in direct financing lease		284,059				284,059				286,626
Goodwill		251				251				251
Advances to joint ventures		0				0				0
Total assets		1,017,000				1,017,000				1,041,517
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		161				161				287
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		2,828				2,828				3,485
Amortization of above market contract		916				2,716				3,631
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										(553)
Joint venture FSRUs [Member]
Time charter revenues		10,462		10,460		32,033		31,608
Other revenue	[1]	0				0
Accruals historical boil-off claim				(11,850)				(11,850)
Total revenues		10,462	[3]	(1,390)		32,033	[3]	19,758
Operating expenses		(3,426)		(1,733)		(8,608)		(6,336)
Construction contract expenses								0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA		7,036		(3,123)		23,425		13,422
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		(2,399)		(2,462)		(7,199)		(7,379)
Operating income (loss)		4,637		(5,585)		16,226		6,043
Gain (loss) on derivative instruments		3,151		1,802		12,633		3,513
Other financial income (expense), net		(3,237)		(3,538)		(9,828)		(10,518)
Income (loss) before tax		4,551		(7,321)		19,031		(962)
Income tax benefit (expense)		0		0		0		0
Net income (loss)		4,551		(7,321)		19,031		(962)
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				0				0
Limited partners' interest in net income (loss)		4,551		(7,321)		19,031		(962)
Vessels, net of accumulated depreciation		264,104				264,104				265,642
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets		288,327				288,327				287,562
Accumulated losses of joint ventures		0				0				0
Expenditures for vessels & equipment		3,230				3,230				525
Expenditures for drydocking		2,529				2,529				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract		0				0				0
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										0
Other [Member]
Time charter revenues		0		0		0		0
Other revenue	[1]	0				0
Accruals historical boil-off claim				0				0
Total revenues		0	[3]	0		0	[3]	0
Operating expenses		(1,384)		(1,304)		(4,571)		(4,376)
Construction contract expenses								0
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				0				0
Segment EBITDA		(1,384)		(1,304)		(4,571)		(4,376)
Add: Non-controlling interest in Segment EBITDA				0				0
Depreciation and amortization		0		0		0		0
Operating income (loss)		(1,384)		(1,304)		(4,571)		(4,376)
Gain (loss) on derivative instruments		0		0		0		0
Other financial income (expense), net		(606)		(1,146)		(2,103)		(3,132)
Income (loss) before tax		(1,990)		(2,450)		(6,674)		(7,508)
Income tax benefit (expense)		(29)		(2)		(50)		(2)
Net income (loss)		(2,019)		(2,452)		(6,724)		(7,510)
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				0				0
Limited partners' interest in net income (loss)		(2,019)		(2,452)		(6,724)		(7,510)
Vessels, net of accumulated depreciation		0				0				0
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		3,466				3,466				3,263
Total assets		18,416				18,416				17,442
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		0				0				0
Expenditures for drydocking		0				0				0
Principal repayment direct financing lease		0				0				0
Amortization of above market contract		0				0				0
Other [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										0
Total Segments reporting [Member]
Time charter revenues		47,763		46,316		139,728		137,565
Other revenue	[1]	3				1,103
Accruals historical boil-off claim				(11,850)				(11,850)
Total revenues		47,766	[3]	34,466		140,831	[3]	125,715
Operating expenses		(11,322)		(9,709)		(32,607)		(31,339)
Construction contract expenses								(151)
Equity in earnings (losses) of joint ventures		0		0		0		0
Less: Non-controlling interest in Segment EBITDA				(5,354)				(15,772)
Segment EBITDA		36,444		19,403		108,224		78,453
Add: Non-controlling interest in Segment EBITDA				5,354				15,772
Depreciation and amortization		(7,686)		(7,726)		(23,022)		(23,168)
Operating income (loss)		28,758		17,031		85,202		71,057
Gain (loss) on derivative instruments		3,667		2,373		14,325		4,994
Other financial income (expense), net		(10,493)		(11,812)		(31,991)		(36,261)
Income (loss) before tax		21,932		7,592		67,536		39,790
Income tax benefit (expense)		(2,050)		(2,185)		(6,025)		(5,982)
Net income (loss)		19,882		5,407		61,511		33,808
Preferred unitholders' interest in net income		0				0
Non-controlling interest in net income				2,899				8,455
Limited partners' interest in net income (loss)		19,882		2,508		61,511		25,353
Vessels, net of accumulated depreciation		927,566				927,566				944,683
Net investment in direct financing lease		284,059				284,059				286,626
Goodwill		251				251				251
Advances to joint ventures		3,466				3,466				3,263
Total assets		1,323,743				1,323,743				1,346,521
Accumulated losses of joint ventures		50				50				50
Expenditures for vessels & equipment		3,391				3,391				811
Expenditures for drydocking		2,529				2,529				0
Principal repayment direct financing lease		2,828				2,828				3,485
Amortization of above market contract		916				2,716				3,631
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										(553)
Eliminations [Member]
Time charter revenues		(10,462)	[4]	(10,460)	[5]	(32,033)	[4]	(31,608)	[4]
Other revenue			[4]			0	[1],[6]
Accruals historical boil-off claim				11,850	[5]			11,850	[4]
Total revenues		(10,462)	[3],[6]			(32,033)	[3],[6]
Operating expenses		3,426	[4]	1,733	[5]	8,608	[4]	6,336	[4]
Construction contract expenses
Equity in earnings (losses) of joint ventures		4,551	[4]	(7,321)	[5]	19,031	[4]	(962)	[4]
Less: Non-controlling interest in Segment EBITDA	[7]			5,354				15,772
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA	[7]			(5,354)				(15,772)
Depreciation and amortization		2,399	[4]	2,462	[5]	7,199	[4]	7,379	[4]
Operating income (loss)
Gain (loss) on derivative instruments		(3,151)	[4]	(1,802)	[5]	(12,633)	[4]	(3,513)	[4]
Other financial income (expense), net		3,237	[4]	3,538	[5]	9,828	[4]	10,518	[4]
Income (loss) before tax		0		0		0		0
Income tax benefit (expense)		0		0		0		0
Net income (loss)		0		0		0		0
Preferred unitholders' interest in net income	[8]	3,288				8,951
Non-controlling interest in net income
Limited partners' interest in net income (loss)		(3,288)	[8]	$ 0		(8,951)	[8]	$ 0
Vessels, net of accumulated depreciation	[9]	(264,104)				(264,104)				(265,642)
Net investment in direct financing lease		0				0				0
Goodwill		0				0				0
Advances to joint ventures		0				0				0
Total assets	[9]	(288,327)				(288,327)				(287,562)
Accumulated losses of joint ventures	[9]	(1,765)				(1,765)				(20,796)
Expenditures for vessels & equipment	[10]	(3,230)				(3,230)				(524)
Expenditures for drydocking		(2,529)				(2,529)				0
Principal repayment direct financing lease		$ 0				0				0
Amortization of above market contract						$ 0				0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization of above market contract										$ 0

[1]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4 and 14.
[2]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.
[3]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[4]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[5]	Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.
[6]	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
[7]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[8]	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.
[9]	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.
[10]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.